Financial instruments and risk management (Details) - Schedule of carrying amounts of financial assets and financial liabilities - CHF (SFr)	Dec. 31, 2022	Dec. 31, 2021
At amortized cost
Financial assets	SFr 486,359	SFr 1,460,229
At amortized cost
Financial liabilities	13,223,300	5,323,267
Trade And Other Payables [member]
At amortized cost
Financial liabilities	4,914,404	3,697,723
Accrued Expenses [Member]
At amortized cost
Financial liabilities	1,977,614	1,048,575
Loan [Member]
At amortized cost
Financial liabilities	5,869,797
Non-current lease liabilities [Member]
At amortized cost
Financial liabilities	343,629	461,485
Current lease liabilities [Member]
At amortized cost
Financial liabilities	117,856	114,251
Derivative Financial Instruments Liabilities [Member]
At amortized cost
Financial liabilities		1,233
Cash And Cash Equivalents [member]
At amortized cost
Financial assets	15,395	984,191
Other non-current financial assets [Member]
At amortized cost
Financial assets	194,263	199,105
Trade receivables [member]
At amortized cost
Financial assets	6,525	21,746
Other receivables [member]
At amortized cost
Financial assets		255,187
Derivative Financial Instruments Asset [Member]
At amortized cost
Financial assets	SFr 270,176